Cover	Jun. 08, 2026 $ / shares
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 08, 2026
Entity Registrant Name	TYSON FOODS, INC.
City Area Code	(479)
Local Phone Number	290-4000
Entity Central Index Key	0000100493
Amendment Description	Tyson Foods, Inc. (the “Company”) previously announced in a Current Report on Form 8-K (the “Current Report”) filed on June 8, 2026, that Wes Morris had been appointed Chief Operating Officer, effective June 15, 2026, and Devin Cole would step down from his role as Chief Operating Officer effective that same day. The Company hereby amends Item 5.02 of the Current Report to include the following information. In connection with Mr. Cole stepping down from his role and his subsequent departure from the Company, the Company and Mr. Cole entered into a separation agreement on June 16, 2026, for the release of claims against the Company. Under that agreement, Mr. Cole will receive a lump sum cash payment of $10,578,900. He will forfeit all outstanding performance stock upon his departure and each of his existing time-based equity awards will be treated in accordance with the terms of the applicable award agreements. The lump sum cash payment is subject to Mr. Cole’s release of claims against the Company and the reaffirmation of his commitment to comply with his existing restrictive covenants and confidentiality obligations.
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2200 West Don Tyson Parkway,
Entity Address, City or Town	Springdale,
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72762-6999
Title of 12(b) Security	Class A Common Stock
Entity Listing, Par Value Per Share	$ 0.10
Trading Symbol	TSN
Security Exchange Name	NYSE
Entity File Number	001-14704
Entity Tax Identification Number	71-0225165
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true